Financial Instruments and Financial Risk Management (Tables)	12 Months Ended
Dec. 31, 2022
Disclosure of detailed information about financial instruments [abstract]
Schedule of Contractual Maturities of Financial Liabilities

The following table presents the contractual maturities of the financial liabilities as of December 31, 2022:

		Contractual Cash flows
	Carrying amount	Less than 1 year	2-3 years	4 - 5 years	More than 5 years	Total
Accounts payable and accrued liabilities 1)	$5,968	$5,968	$—	$—	$—	$5,968
Lease liabilities	1,487	790	1,022	—	—	1,812
Provisions	6,690	3,400	3,400	—	—	6,800
	$14,145	$10,158	$4,422	$—	$—	$14,580

1) Short-term portions of the royalty payment obligations and of other employee benefit liabilities are included in the account payable and accrued liabilities.

2) The Company has fully repaid its long-term debt in February 2022 (note 16).

Schedule of Net Exposure to Currency Risk through Financial Assets and Financial Liabilities

As at December 31, 2022 and 2021, the Company’s net exposure to currency risk through financial assets and financial liabilities denominated respectively in USD and GBP was as follows:

	2022		2021
	Amount	Equivalent in	Amount	Equivalent in
Exposure in USD	in USD	full CAD	in USD	full CAD
Cash	2,026,962	2,744,710	78,045,915	99,094,899
Accounts receivable	18,787	25,440	185,954	236,106
Accounts payable and accrued liabilities	(1,388,225)	(1,879,795)	(951,284)	(1,207,845)
Other long-term liabilities	—	—	(77,075)	(97,862)
Long-term derivatives	(78,284)	(106,005)	(1,381,603)	(1,754,221)
Net exposure	579,240	784,350	75,821,907	96,271,077

	2022		2021
	Amount	Equivalent in	Amount	Equivalent in
Exposure in GBP	in GBP	full CAD	in GBP	full CAD
Cash	170,845	279,673	2,832,439	4,859,049
Accounts receivable	183,386	300,203	134,605	230,914
Accounts payable and accrued liabilities	(320,774)	(525,108)	(1,026,984)	(1,761,791)
Lease liabilities	(135,675)	(222,100)	(203,186)	(348,566)
Net exposure	(102,218)	(167,332)	1,736,874	2,979,606